Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue	$ 2,595,777	$ 1,758,439	$ 1,666,487
Gross revenue	2,595,777	2,402,321	$ 2,364,956
Top client
Disaggregation of Revenue [Line Items]
Revenue	352,335
Gross revenue		503,875
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	671,723
Gross revenue		505,818
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	385,741
Gross revenue		348,841
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	461,351
Gross revenue		421,759
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 724,627
Gross revenue		$ 622,028